Significant Accounting Policies (Schedule of Accumulated Other Comprehensive Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	$ (1,569)
Other comprehensive income (loss) before reclassifications	(2,302)
Amounts reclassified from AOCI	(240)
Other comprehensive income (loss)	(2,542)	(1,079)	(147)
Balance as of December 31, 2014	(4,111)	(1,569)
Unrealized Gains (Losses) on Available-for-Sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	475
Other comprehensive income (loss) before reclassifications	260
Amounts reclassified from AOCI	(735)
Other comprehensive income (loss)	(475)
Balance as of December 31, 2014
Unrealized Gains on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	314
Other comprehensive income (loss) before reclassifications	(709)
Amounts reclassified from AOCI	495
Other comprehensive income (loss)	(214)
Balance as of December 31, 2014	100
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2013	(2,358)
Other comprehensive income (loss) before reclassifications	(1,853)
Amounts reclassified from AOCI
Other comprehensive income (loss)	(1,853)
Balance as of December 31, 2014	$ (4,211)